Acquisitions - Schedule of Identified Assets Acquired and Liabilities Assumed (Details) - Social Finance, Inc. - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities assumed
Goodwill	$ 899,270	$ 899,270	$ 899,270		$ 15,673	$ 15,741
Galileo Financial Technologies, Inc.
Assets acquired
Cash and cash equivalents				$ 10,305
Accounts receivable				12,999
Property, equipment and software				2,026
Intangible assets				388,000
Operating lease ROU assets				5,361
Other assets				10,631
Total identifiable assets acquired				429,322
Liabilities assumed
Accounts payable, accruals and other liabilities				20,668
Operating lease liabilities				5,361
Debt				5,832
Deferred income taxes				104,835
Total liabilities assumed				136,696
Total identified net assets acquired				292,626
Goodwill				873,358
Total purchase consideration				1,165,984
Gross receivables acquired				13,844
Receivables acquired, expected credit losses				845
Contingent liability assumed				6,195
Insurance recovery asset assumed				6,195
Adjustment to reduce initial consideration transferred amount	$ 743	$ 743
Galileo Financial Technologies, Inc. | Developed technology
Assets acquired
Intangible assets				253,000
Galileo Financial Technologies, Inc. | Customer-related
Assets acquired
Intangible assets				125,000
Galileo Financial Technologies, Inc. | Trade names, trademarks and domain names
Assets acquired
Intangible assets				$ 10,000